Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income tax provision

	2025		2024		2023
Income taxes, current (1)	Ps.	417,424	Ps.	(4,238,483)	Ps.	(1,771,404)
Income taxes, deferred		(8,348,938)		3,549,896		(589,230)
	Ps.	(7,931,514)	Ps.	(688,587)	Ps.	(2,360,634)

(1)	The current income tax of Mexican companies payable in Mexico represented 105%, 99% and 96% of total current income taxes in 2025, 2024 and 2023, respectively.

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2025	2024	2023
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	(117)	6	(15)
Taxes from prior years	(285)	(6)	(15)
Tax loss carryforwards (1)	(328)	(51)	(21)
Foreign operations	(34)	14	(10)
Share of loss in associates and joint ventures, net	(56)	(4)	(20)
Recovery of asset tax from prior years	—	2	7
Effective income tax rate	(790)	(9)	(44)

(1)In 2025 includes primarily a write-off of tax losses at the expiration date.

Schedule of years of expiration of tax loss carry forwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2026	Ps.	252,636
2027		10,030
2028		332,308
2029		2,031,322
2030		211,563
Thereafter		8,733,728
	Ps.	11,571,587

Schedule of deferred income taxes

	2025		2024
Deferred Income Tax Assets:
Accrued liabilities (1)	Ps.	4,245,105	Ps.	3,058,391
Allowance for expected credit losses		434,023		458,366
Customer advances		1,651,555		1,820,602
Property, plant and equipment, net		3,192,183		6,798,230
Financial expenses pending tax deduction		4,078,692		4,904,829
Derivative financial instruments		113,924		—
Investments		—		398
Tax loss carryforwards:
Operating		3,395,685		3,129,246
Capital (2)		75,791		3,642,421

Deferred Income Tax Liabilities:
Investments		(318,240)		—
Prepaid expenses and other items (1)		(2,393,891)		(824,656)
Derivative financial instruments		—		(550,399)
Intangible assets and transmission rights		(3,415,330)		(3,491,393)
Deferred income tax assets of Mexican companies		11,059,497		18,946,035
Deferred income tax assets of certain foreign subsidiaries		356,025		433,278
Deferred income tax assets, net	Ps.	11,415,522	Ps.	19,379,313

(1)	As of December 31, 2025 includes deferred income taxes derived from right-of-use assets of Ps.823,589 and lease liabilities of Ps.1,346,993.
(2)	Until December 31, 2024 included the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.2,925,086.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2025		2024
At January 1	Ps.	19,379,313	Ps.	17,149,590
Statement of income (charge) credit		(8,348,938)		3,549,896
Other comprehensive income (“OCI”) credit (charge)		385,147		(457,913)
Retained earnings credit		—		(15,589)
Discontinued operations		—		5,151
Spun-off Businesses		—		(851,822)
At December 31	Ps.	11,415,522	Ps.	19,379,313

The roll-forward of deferred income tax assets and liabilities for the year 2025, was as follows:

			Credit
			(Charge) to
			Consolidated		Credit
			Statement of		(Charge)
			Income		to OCI and
	At January 1,		(Continuing		Retained		At December 31,
	2025		Operations)		Earnings		2025
Deferred Income Tax Assets:
Accrued liabilities	Ps.	3,058,391	Ps.	1,186,714	Ps.	—	Ps.	4,245,105
Allowance for expected credit losses		458,366		(24,343)		—		434,023
Customer advances		1,820,602		(169,047)		—		1,651,555
Property, plant and equipment, net		6,798,230		(3,606,047)		—		3,192,183
Derivative financial instruments		—		(558,764)		672,688		113,924
Financial expenses pending tax deduction		4,904,829		(826,137)		—		4,078,692
Investments		398		(398)		—		—
Tax loss carryforwards		6,771,667		(3,300,191)		—		3,471,476
Deferred income tax assets of foreign subsidiaries		433,278		(77,253)		—		356,025

Deferred Income Tax Liabilities:
Investments		—		(4,087)		(314,153)		(318,240)
Prepaid expenses and other items		(824,656)		(1,595,847)		26,612		(2,393,891)
Derivative financial instruments		(550,399)		550,399		—		—
Intangible assets and transmission rights		(3,491,393)		76,063		—		(3,415,330)
Deferred income tax assets, net	Ps.	19,379,313	Ps.	(8,348,938)	Ps.	385,147	Ps.	11,415,522

The roll-forward of deferred income tax assets and liabilities for the year 2024, was as follows:

			Credit		Credit
			(Charge) to		(Charge) to
			Consolidated		Consolidated				Credit
			Statement of		Statement of				(Charge)
			Income		Income				to OCI and
	At January 1,		(Continuing		(Discontinued		Spun-off		Retained		At December 31,
	2024		Operations)		Operations)		Businesses		Earnings		2024
Deferred Income Tax Assets:
Accrued liabilities	Ps.	3,115,699	Ps.	220,536	Ps.	—	Ps.	(277,844)	Ps.	—	Ps.	3,058,391
Allowance for expected credit losses		606,257		(104,516)		—		(43,375)		—		458,366
Customer advances		1,583,352		239,752		—		(2,502)		—		1,820,602
Property, plant and equipment, net		4,643,270		2,247,022		—		(92,062)		—		6,798,230
Financial expenses pending tax deduction		1,112,726		3,850,444		—		(58,341)		—		4,904,829
Investments		—		398		—		—		—		398
Tax loss carryforwards		9,838,300		(3,054,606)		—		(12,027)		—		6,771,667
Deferred income tax assets of foreign subsidiaries		335,651		97,627		—		—		—		433,278

Deferred Income Tax Liabilities:
Investments		(722,530)		657,628		—		—		64,902		—
Prepaid expenses and other items		(476,430)		(340,671)		5,151		(31,539)		18,833		(824,656)
Derivative financial instruments		(44,618)		51,456		—		—		(557,237)		(550,399)
Intangible assets and transmission rights		(2,842,087)		(315,174)		—		(334,132)		—		(3,491,393)
Deferred income tax assets, net	Ps.	17,149,590	Ps.	3,549,896	Ps.	5,151	Ps.	(851,822)	Ps.	(473,502)	Ps.	19,379,313

The tax (charge) credit of income taxes relating to components of other comprehensive income (loss), is as follows:

	2025
			Tax Credit
	Before Tax		(Charge)		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(88,707)	Ps.	26,612	Ps.	(62,095)
Exchange differences on translating foreign operations		(130,627)		(1,868,236)		(1,998,863)
Derivative financial instruments cash flow hedges		(2,242,294)		672,688		(1,569,606)
Open-Ended Fund		149,092		(44,728)		104,364
Other equity instruments		898,085		(269,425)		628,660
Share of income of associates and joint ventures		3,905,450		—		3,905,450
Other comprehensive income	Ps.	2,490,999	Ps.	(1,483,089)	Ps.	1,007,910
Current tax			Ps.	(1,868,236)
Deferred tax				385,147
			Ps.	(1,483,089)

	2024
			Tax Credit
	Before Tax		(Charge)		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(62,779)	Ps.	18,833	Ps.	(43,946)
Exchange differences on translating foreign operations		285,502		2,683,967		2,969,469
Derivative financial instruments cash flow hedges		1,857,456		(557,237)		1,300,219
Open-Ended Fund		(66,098)		19,829		(46,269)
Other equity instruments		(202,208)		60,662		(141,546)
Share of income of associates and joint ventures		(7,061,676)		—		(7,061,676)
Other comprehensive income	Ps.	(5,249,803)	Ps.	2,226,054	Ps.	(3,023,749)
Current tax			Ps.	2,683,967
Deferred tax				(457,913)
			Ps.	2,226,054

	2023
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	83,935	Ps.	(25,181)	Ps.	58,754
Exchange differences on translating foreign operations		(758,835)		(1,975,708)		(2,734,543)
Derivative financial instruments cash flow hedges		(287,536)		86,261		(201,275)
Open-Ended Fund		(741)		222		(519)
Other equity instruments		(698,903)		209,671		(489,232)
Share of income of associates and joint ventures		4,278,531		—		4,278,531
Other comprehensive income	Ps.	2,616,451	Ps.	(1,704,735)	Ps.	911,716
Current tax			Ps.	(1,975,708)
Deferred tax				270,973
			Ps.	(1,704,735)